Share based compensation	12 Months Ended
Dec. 31, 2015
Share based compensation [Abstract]
Share based compensation
22.	Share based compensation

(a)	Share options

Pre-2009 Scheme Options

Grant of options

Before the adoption of the Employee Equity Incentive Scheme (the “2009 Incentive Scheme”), 12,705,700 and 8,499,050 share options were granted to employees through individually signed share option agreements, to acquire common shares of Duowan BVI on a one-to-one basis on January 1, 2008 and 2009 respectively. In addition, on January 1, 2008, 3,832,290 share options were granted to one non-employee for the provision of consulting services to the Group (collectively defined as “Pre-2009 Scheme Options”).

Vesting of options

These Pre-2009 Scheme Options will vest over a four years' service period, with 25% of the options vesting after the first anniversary of the vesting inception date and the remaining 75% in six equal installments over the following 36 months. The options may be exercised provided that both the service conditions and a performance condition are met. The performance condition is defined to be i) an initial public offering, ii) completion of a financing meeting certain criteria, iii) an internal reorganization, or iv) a voluntary winding up of Duowan BVI. The performance condition that is tied to completion of a financing fulfilling certain criteria was met in June 2008 or November 2009.

The following table summarizes the activities of the Pre-2009 Scheme Options for employees and non-employee for the years ended December 31, 2013, 2014 and 2015:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)

Outstanding, January 1, 2013	17,870,425	0.0055	5.37	12,642
Exercised	(4,648,420)	0.0045	4.30

Outstanding, December 31, 2013	13,222,005	0.0059	4.40	33,162
Exercised	(5,841,660)	0.0057	3.24

Outstanding, vested and exercisable, December 31, 2014	7,380,345	0.0061	3.52	22,959
Exercised	(6,611,970)	0.0061	2.46

Outstanding, vested and exercisable, December 31, 2015	768,375	0.0067	2.99	2,395

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

The aggregate intrinsic value in the table above represents the difference between the Company's common shares as of December 31, 2013, 2014 and 2015 and the exercise price.

Prior to the completion of the IPO, the Binomial option pricing model is used to determine the fair value of the share options granted to employees and the non-employee.

Upon the completion of the IPO, the fair value of share options granted to a non-employee with nil exercise price was assessed to be equivalent to the fair value of the Company's common share. These share options were remeasured at the stock price of the Company's common share as of December 31, 2014 and 2015.

The total intrinsic value of options exercised during the year ended December 31, 2013, 2014 and 2015 amounted to 64,195, RMB134,844 and RMB122,956, respectively. For the years ended December 31, 2013, 2014 and 2015, the Company recorded share based compensation of RMB14,004, nil and nil, respectively, using the graded-vesting attribution method for employees and non-employee.

As of December 31, 2015, there was no unrecognized compensation cost and expense related to Pre-2009 Scheme Options granted to employees and non-employee.

Since January 1, 2010, Duowan BVI granted 61,250,677 restricted shares to employees and 100,000 restricted shares to a non-employee pursuant to the 2009 Incentive Scheme. As of December 31, 2015, the restricted shares granted to employees and the non-employee were fully vested.

(b)	Restricted shares

Vesting of restricted shares

The restricted shares have vesting conditions and will vest 50% after 24 months of the grant date and the remaining 50% will vest in two equal installments over the next 24 months. Under the restricted shares agreement, no shares may be sold or transferred prior to the occurrence of an exit event, as defined in the respective restricted share agreements as: i) a listing on any recognized stock exchange, ii) a sale by Duowan BVI of all or substantially all of its assets, iii) a sale of all of the issued capital of Duowan BVI, or iv) passing for court order of winding up of Duowan BVI.

If the employee terminates employment, the service vested portion of the restricted shares may be subject to: (i) repurchase (subject to Company's sole discretion) by Duowan BVI at fair value of common shares of Duowan BVI which is assessed by the Company with the assistance of an independent valuation firm; or (ii) be held by a person who is an existing employee of the Group and is designated by the leaving restricted share holder according to a properly signed escrow agreement to hold such shares for and on his/her behalf. If the leaving employee fails to deliver a properly signed agreement to Duowan BVI within 30 days from receipt of the notification from Duowan BVI, such service vested shares shall automatically lapse and expire.

The following table summarizes the restricted shares activity for the years ended December 31, 2013, 2014 and 2015:

	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2013	18,230,801	0.4898
Forfeited	(1,581,789)	0.8726
Vested	(11,975,287)	0.3906

Outstanding, December 31, 2013	4,673,725	0.6144
Forfeited	(159,410)	0.9362
Vested	(4,514,315)	0.6030

Outstanding, December 31, 2014 and 2015	-	-

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2013, 2014 and 2015, the Company recorded share based compensation of RMB7,300 , RMB3,771 and nil, respectively, using the graded-vesting method for employees and non-employee.

(c)	Restricted Share Units

On September 16, 2011, the board of the directors of the Company approved the 2011 Share Incentive Plan, which permits the grant of share options, restricted shares and restricted share units of up to 43,000,000 shares, to any qualified persons, as determined by the board of the directors of the Company. On the same date, the Company granted 9,097,000 restricted share units to employees pursuant to the 2011 Share Incentive Plan, that are subject to vesting over a four to five years' period. During the year ended December 31, 2012, the Company granted 18,295,221 restricted share units to employees pursuant to the 2011 Share Incentive Plan, which are subject to vesting over a two to four years' period. No restricted share units were granted to non-employees up to December 31, 2012.

In October 2012, the board of directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, beginning from 2013, or such lesser amount of Class A common shares as determined by the board of directors of the Company.

During the year ended December 31, 2013, the Company granted 29,917,989 restricted share units to employees and 48,000 restricted share units to non-employee pursuant to the 2011 Share Incentive Plan, which are subject to vesting over a three to five years' period.

During the year ended December 31, 2014, the Company granted 9,912,595 restricted share units to employees pursuant to the 2011 Share Incentive Plan, which are subject to vesting over a 18 months to five years' period. No restricted share units were granted to non-employees during the year ended December 31, 2014.

During the year ended December 31, 2015, the Company granted 16,012,644 restricted share units to employees pursuant to the 2011 Share Incentive Plan, which are subject to vesting over a three years to five years' period. No restricted share units were granted to non-employees during the year ended December 31, 2015.

The following table summarizes the restricted share units activity for the years ended December 31, 2013, 2014 and 2015:

	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2013	26,695,621	1.0415
Granted	29,965,989	0.9338
Forfeited	(3,522,992)	1.0699
Vested	(8,836,018)	1.0429

Outstanding, December 31, 2013	44,302,600	0.9639

Granted	9,912,595	3.5805
Forfeited	(3,125,430)	1.1859
Vested	(12,283,670)	1.0144

Outstanding, December 31, 2014	38,806,095	1.5984

Granted	16,012,644	3.3358
Forfeited	(7,312,548)	1.8920
Vested	(11,222,589)	1.4374

Outstanding, December 31, 2015	36,283,602	2.3535

Expected to vest at December 31, 2015	34,548,581	2.3356

For the years ended December 31, 2013, 2014 and 2015, the Company recorded share based compensation of RMB95,792, RMB130,718 and RMB152,205, using the graded-vesting attribution method.

As of December 31, 2015, total unrecognized compensation expense relating to the restricted share units was RMB 294,041. The expense is expected to be recognized over a weighted average period of 1.16 years using the graded-vesting attribution method.

(d)	Share based awards granted to an employee of a subsidiary

The Company completed a business combination in 2014 by acquiring 100% of equity interests in two vocational training companies, Xingxue and Chuangzhi (Note 4). In the third quarter of 2015, the Company granted share based awards of Xingxue to one of Xingxue's key employee (the “Employee”).

Under the arrangements entered into by the Company and the Employee, the Employee has been granted 20% of Xingxue's equity interests with immediate effect and will be entitled to purchase additional equity interests of Xingxue subject to the achievement of certain financial performance metrics of Xingxue (“call option”). These awards should be regarded as share based awards with performance conditions. The Company should recognize compensation cost for awards with performance conditions if and when the Company concludes that it is probable that the performance condition will be achieved. For the year ended December 31, 2015, based on the Company's assessment on the probability of performance condition affiliated in this equity-classified award under ASC 718, the Company has recognised share based compensation of RMB32,593 for the share based awards granted to the Employee including the initial 20% of shares and the additional shares to be granted under the call option.

Pursuant to the terms of the arrangements entered into by the Company and the Employee, if Xingxue does not successfully complete an IPO at a future date while certain financial performance metrics have been met, the Employee will be entitled to sell all the equity interests held by the Employee on Xingxue to the Company at the then fair value (“put option”), based on the Company's assessment, as of December 31, 2015, the Company considered that the exercise of the put option is not probable. Accordingly, no accretion charge has been recorded for the year ended December 31, 2015.

(e)	Other share based compensation

For the years ended December 31, 2013, 2014 and 2015, the Company recorded share based compensation of nil, RMB143 and RMB574 for restricted shares to the founder of a subsidiary of a variable interest entity.